Financial Instruments - Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar Relative to United States Dollar (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of sensitivity to ten percentage increase or decrease in exchange rate [abstract]
Increase (decrease) in net earnings	$ (249)	$ (1,105)
Increase (decrease) in other comprehensive income	8,346	19,582
Increase (decrease) in total comprehensive income	8,097	18,477
Increase (decrease) in net earnings	249	1,105
Increase (decrease) in other comprehensive income	(8,346)	(19,582)
Increase (decrease) in total comprehensive income	$ (8,097)	$ (18,477)